Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit plans
Defined benefit obligation	$ 1,207,528	$ 1,277,233
Plan assets	474,479	505,765
Unfunded status of plans	733,049	771,468
Remeasurement adjustments	(83,935)	(158,119)
Pensions
Post-employment benefit plans
Defined benefit obligation	679,222	726,963
Plan assets	436,091	459,618
Unfunded status of plans	243,131	267,345
Remeasurement adjustments	(70,149)	(113,456)
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	528,306	550,270
Plan assets	38,388	46,147
Unfunded status of plans	489,918	504,123
Remeasurement adjustments	$ (13,786)	$ (44,663)